Share Capital (Details)			12 Months Ended
	Dec. 31, 2019 USD ($) shares	Jul. 22, 2016	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Jan. 08, 2019 shares	Oct. 03, 2016 USD ($)
Equity, Class of Treasury Stock [Line Items]
Number of votes | vote			1
Total proceeds from exercise of stock options by employees | $			$ 118,589,000	$ 13,203,000	$ 21,645,000
Ordinary shares redeemed, value | $				$ 175,000,000	146,931,000
Buyback program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $								$ 400,000,000
Ordinary shares redeemed (in shares)	35,100			1,235,218		4,026,576
Ordinary shares redeemed, value | $	$ 5,300,000			$ 175,000,000	$ 141,600,000	$ 372,100,000
Number of shares authorized to be repurchased (in shares)							1,000,000
Maximum | Buyback program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized percentage (in percent)		10.00%
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)			1,065,529	193,417	329,870
Average exercise price of option per share (USD per share) | $ / shares			$ 111.29	$ 68.19	$ 65.54
Total proceeds from exercise of stock options by employees | $			$ 118,600,000	$ 13,200,000	$ 21,600,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company (in shares)			446,404	144,172	237,119
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company (in shares)			44,132	63,516	118,611
Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Issue of shares associated with a business combination (in shares)			27,372,427
Options exercised by employees (in shares)			1,065,529	193,417	329,870
Ordinary shares redeemed (in shares)				1,235,218	1,035,100
Ordinary shares redeemed, value | $				$ 82,000	$ 69,000